Supplemental Oil And Gas Information (Schedule Of Capitalized Costs Related To Oil And Gas Producing Activities) (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Supplemental Oil And Gas Information [Abstract]
Proved oil and gas properties	$ 6,751	$ 6,503
Unproved properties		23
Total proved and unproved oil and gas properties	6,751	6,526
Less accumulated depreciation, depletion and amortization	(2,366)	(1,722)
Net oil and gas properties	$ 4,385	$ 4,804